Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 450,819	₩ 382,517	₩ 329,580
Non-taxable income	(9,843)	(3,091)	(14,969)
Non-deductible expenses	15,216	15,725	24,679
Tax credit and tax reduction	(26,204)	(64,829)	(10,300)
Changes in unrecognized deferred taxes	(37,958)	14,354	21,057
Changes in tax rate	980	3,444	(42,307)
Income tax refund and others	(18,340)	(5,878)	(19,419)
Income tax expense	₩ 374,670	₩ 342,242	₩ 288,321